Fair Value Hierarchy	9 Months Ended
Sep. 30, 2025
Disclosure Of Fair Value Measurement [Line Items]
Fair Value Hierarchy

26. Fair value hierarchy

The following tables show financial instruments recognized at fair value for the period ended September 30, 2025 and December 31, 2024, analyzed between those whose fair value is based on:

• Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

• Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

• Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based upon observable market data.

The table also includes financial instruments measured at amortized cost. The Group determined that the book value of such instruments approximates their fair value.

September 30, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and cash equivalents	88,214	516,253	604,467	88,214	—
Cash and demand deposit	—	516,253	516,253	—	—
Money market fund and others	88,214	—	88,214	88,214	—
Financial assets	12,559	82,467	95,026	12,559	—
Other assets	29,066	4,645	33,711	—	29,066
Trade and other receivables	—	590,212	590,212	—	—
Derivative financial instruments (1)	828	—	828	—	828
	130,667	1,193,577	1,324,244	100,773	29,894

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and cash equivalents	53,490	371,682	425,172	53,490	—
Cash and demand deposit	—	371,682	371,682	—	—
Money market fund and others	53,490	—	53,490	53,490	—
Financial assets	129,319	—	129,319	129,319	—
Other assets	16,314	7,186	23,500	—	16,314
Trade and other receivables	—	514,757	514,757	—	—
Derivative financial instruments (1)	2,874	—	2,874	—	2,874
	201,997	893,625	1,095,622	182,809	19,188

September 30, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and other payables	—	(816,729)	(816,729)	—	—
Derivative financial instruments (1)	(1,606)	—	(1,606)	—	(1,606)
Financial liabilities	—	(63,079)	(63,079)	—	—
Lease liabilities	—	(3,713)	(3,713)	—	—
	(1,606)	(883,521)	(885,127)	—	(1,606)

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and other payables	—	(597,787)	(597,787)	—	—
Derivative financial instruments (1)	(6,227)	—	(6,227)	—	(6,227)
Financial liabilities	—	(50,455)	(50,455)	—	—
Lease liabilities	—	(4,000)	(4,000)	—	—
	(6,227)	(652,242)	(658,469)	—	(6,227)

(1)
The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.

There were no changes of items between level 2 and level 3, acquisitions, disposals nor gains or losses recognized in profit for the period related to level 3 instruments. Consequently, for the periods ended September 30, 2025 and December 31, 2024, the Group did not recognize any financial assets under level 3.